Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

Year	Summary (1) Compensation Table Total for PEO ($)	Compensation (1) Actually Paid to PEO ($)	Average (1) Summary Compensation Table Total for Non-PEO NEOs ($)	Average (1) Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net (4) Earnings ($ in billions)	Company (5) Selected Measure
					Total (2) Shareholder Return ($)	Peer Group (3) Total Shareholder Return ($)
2025	389,488	389,488	16,121,667	16,121,667	217.01	234.62	67.3
2024	405,111	405,111	15,371,849	15,371,849	195.77	212.86	89.6
2023	413,595	413,595	10,996,615	10,996,615	156.01	157.12	97.1
2022	401,589	401,589	10,428,782	10,428,782	134.76	141.79	(22.0)
2021	373,204	373,204	10,364,000	10,364,000	129.57	119.28	90.9

(1)
Warren E. Buffett was the named Principal Executive Officer (“PEO”) for each of the five years included in the Pay Versus Performance Table (“Table”). Gregory E. Abel, Ajit Jain and Marc D. Hamburg were named executive officers (“NEOs”) for each of the five years included in the Table. Charles T. Munger, former Vice Chairman who died on November 28, 2023, was a NEO between 2021 and 2023.

(2)	Represents the cumulative total return on $100 invested in Berkshire Common Stock on December 31, 2020 as of December 31 of each year listed in the Table .

(3)
It is difficult to identify a Berkshire peer group. Berkshire uses the S&P 500 Property & Casualty Index in preparing its performance graph as required by Item 201(e) of Regulation
S-K.
Accordingly, that index is utilized for purposes of preparing the Table.

(4)
Under existing Generally Accepted Accounting Principles, unrealized gains and losses on equity security investments are required to be included in earnings. Accordingly, due to the large size of Berkshire’s equity investment portfolio and the volatility in equity markets, there can be significant volatility in Berkshire’s periodic net earnings.

(5)	Berkshire does not use any financial performance measure in setting the compensation of its PEO or NEOs.

Named Executive Officers, Footnote	Warren E. Buffett was the named Principal Executive Officer (“PEO”) for each of the five years included in the Pay Versus Performance Table (“Table”). Gregory E. Abel, Ajit Jain and Marc D. Hamburg were named executive officers (“NEOs”) for each of the five years included in the Table. Charles T. Munger, former Vice Chairman who died on November 28, 2023, was a NEO between 2021 and 2023.
Peer Group Issuers, Footnote	It is difficult to identify a Berkshire peer group. Berkshire uses the S&P 500 Property & Casualty Index in preparing its performance graph as required by Item 201(e) of Regulation
S-K.
	Accordingly, that index is utilized for purposes of preparing the Table.
PEO Total Compensation Amount	$ 389,488	$ 405,111	$ 413,595	$ 401,589	$ 373,204
PEO Actually Paid Compensation Amount	389,488	405,111	413,595	401,589	373,204
Non-PEO NEO Average Total Compensation Amount	16,121,667	15,371,849	10,996,615	10,428,782	10,364,000
Non-PEO NEO Average Compensation Actually Paid Amount	16,121,667	15,371,849	10,996,615	10,428,782	10,364,000
Total Shareholder Return Amount	217.01	195.77	156.01	134.76	129.57
Peer Group Total Shareholder Return Amount	234.62	212.86	157.12	141.79	119.28
Net Income (Loss)	$ 67,300,000,000	89,600,000,000	97,100,000,000	(22,000,000,000)	90,900,000,000
PEO Name	Warren E. Buffett
Operating Earnings	$ 44,400,000,000	$ 47,400,000,000	$ 37,400,000,000	$ 30,800,000,000	$ 27,600,000,000